Taxation	12 Months Ended
Dec. 31, 2020
Taxation
Taxation

24.          Taxation

(i)	Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)	PRC Enterprise Income Tax (“EIT”)

The PRC enterprise income tax is calculated based on the taxable income determined under the PRC laws and accounting standards.

Under the Enterprise Income Tax (“EIT”) Law, foreign invested enterprises and domestic enterprises are subject to a unified EIT rate of 25%. In accordance with the implementation rules of the EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%, a “Software Enterprise” (“SE”) is entitled exemption from income taxation for the first two years, counting from the first profitable year, and reduction by half for the next three years, and a certified National Key Software Enterprise (“NKSE”) is entitled a preferential tax rate of 10%.

Shenzhen Xunlei, Wangwenhua and Xunlei Computer have been recognized as HNTE and entitled to preferential tax rate of 15%for the years ended December 31, 2018, 2019 and 2020. Onething has been recognized as HNTE and entitled to preferential tax rate of 15% for the years ended December 31, 2018 and 2019. Onething continued to adopt a preferential tax rate of 15% for the year ended December 31, 2020, as it was established in Qianhai Shenzhen-Hongkong Modern Service Industry Cooperation Zone and met the requirements set out by local authorities for the preferential tax rate.

According to a policy of the PRC State Tax Bureau, enterprises that engage in research and development activities are entitled to claim 175% of the research and development expenses incurred in a year as tax deductible expenses in determining their tax assessable profits for that year (“Super Deduction”).

The other PRC subsidiaries and consolidated VIEs are subject to a 25% EIT rate.

In addition, according to the EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in the PRC are subject to PRC withholding tax, or WHT, at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement). The 10% WHT is generally applicable to any dividends to be distributed from Giganology Shenzhen and Xunlei Computer to the Company out of any profits of Giganology Shenzhen and Xunlei Computer derived after January 1, 2008. Up to December 31, 2020, both Giganology Shenzhen and Xunlei Computer did not declare any dividend to the parent company and have determined that they have no present plan to declare and pay any dividends. The Group currently plans to continue to reinvest its subsidiaries’ undistributed earnings, if any, in its operations in China indefinitely. Accordingly, no withholding income tax was accrued or required to be accrued for the years ended December 31, 2018, 2019 and 2020.

Moreover, the current EIT Law treats enterprises established outside of China with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC EIT at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2019 and 2020, the Company has not accrued for PRC tax on such basis. The Company will continue to monitor its tax status.

24.          Taxation (Continued)

(ii)          PRC Enterprise Income Tax (“EIT”) (Continued)

The current and deferred portions of income tax expense included in the consolidated statements of operations are as follows:

Continuing operations	Years ended December 31,
(In thousands)	2018	2019	2020
Current income tax (benefits)/expenses	(471)	315	183
Deferred income tax expenses	382	4,361	966
Income tax (benefits)/expenses	(89)	4,676	1,149

The aggregate amount and per share effect of the tax holidays and concession are as follows:

	Years ended December 31,
	2018	2019	2020
Aggregate dollar effect (In thousands)	(3,776)	(3,856)	197
Per share effect—basic	(0.01)	(0.01)	(0.00)
Per share effect—diluted	(0.01)	(0.01)	(0.00)

The reconciliation of total tax (benefits)/expenses computed by applying the respective statutory income tax rates to pre-tax loss is as follows:

Continuing operations	Years ended December 31,
(In thousands)	2018	2019	2020
Income tax benefit at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	(10,384)	(11,886)	(3,736)
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	485	788	787
Non-deductible expenses	245	228	101
Effect of Super Deduction	(881)	(1,920)	(733)
Effect of tax holidays and tax concessions	3,776	3,856	(197)
Change in valuation allowance of deferred tax assets	6,720	13,180	4,704
Effect on deferred tax assets due to change in tax rates	(167)	—	—
Expiration of tax loss	562	400	84
Others	(445)	30	139
Income tax (benefits)/expenses	(89)	4,676	1,149

24.          Taxation (Continued)

(ii)          PRC Enterprise Income Tax (“EIT”) (Continued)

The tax effects of temporary differences that give rise to the deferred tax assets and liabilities balances of December 31, 2019 and 2020 are as follows:

(In thousands)	December 31, 2019	December 31, 2020
Deferred tax assets:
Net operating losses carried forward (note a)	27,712	32,458
Impairment of long-term equity investments	4,061	4,233
Impairment of other receivables	1,553	1,858
Impairment of accounts receivable	1,140	1,451
Impairment of inventories	549	540
Allowance for advance to suppliers	346	369
Impairment of property and equipment	14	15
Valuation allowance	(34,257)	(40,924)
Deferred tax assets, net (note b)	1,118	—

Deferred tax liabilities:
Deferred credit arising from an asset acquisition	(1,179)	(1,085)

Notes:

(a)

As of December 31, 2020, the accumulated net operating loss of USD 3,079,000 of the Group’s subsidiaries incorporated in Hong Kong can be carried forward indefinitely to offset future taxable income, the remaining accumulated net operating loss of USD 179,797,000 mainly arose from the Company’s subsidiaries and consolidated VIEs established in the PRC, which can be carried forward to offset future taxable income and will expire during the period from 2021 to 2030.

(b)	As of December 31, 2019 and 2020, the deferred tax assets and liabilities balances are expected to be recoverable as follows:

Deferred tax assets

(In thousands)	2019	2020
Within one year	133	—
After one year	985	—
	1,118	—

Deferred tax liabilities

(In thousands)	2019	2020
Within one year	(165)	(176)
After one year	(1,014)	(909)
	(1,179)	(1,085)

24.          Taxation (Continued)

(ii)          PRC Enterprise Income Tax (“EIT”) (Continued)

Movement of valuation allowance is as follows:

	Years ended December 31,
(In thousands)	2018	2019	2020
Beginning balance	(16,599)	(20,181)	(34,257)
Additions	(6,720)	(13,180)	(4,704)
Exchange difference	3,138	(896)	(1,963)
Ending balance	(20,181)	(34,257)	(40,924)

In 2018, valuation allowance was provided for net operating loss carryforwards of Onething, Xunlei Games, Beijing Xunjing and Crystal Interactive because it was more likely than not that such deferred tax assets will not be realized based on the Group's estimate of their future taxable income, and the fact that the these entities were not included in the tax strategy plan.

In 2019 and 2020, valuation allowance was provided for net operating loss carryforwards of the Group because it was more likely than not that such deferred tax assets will be realized based on the Group's estimate of future taxable income of those companies.

As of December 31, 2020, the tax returns of the Group’s subsidiaries, VIE and its subsidiaries since their respective dates of incorporation are still open to examination.